SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2022
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Solar power systems in operation	117,339	172,707
Solar power systems under construction	4,684	209,200
	122,023	381,907
Accumulated depreciation	(13,760)	(17,091)
Solar power systems, net	108,263	364,816

The Company reclassified certain project assets of $117,560, nil and $263,710 to solar power systems during the years ended December 31, 2020, 2021 and 2022, respectively. The Company intends to operate the project assets for the purpose of generating income from the sale or storage of electricity.

Depreciation expense of solar power systems was $6,396, $11,212 and $4,074 for the years ended December 31, 2020, 2021 and 2022, respectively. Interest capitalized during development and construction of solar power systems, net was nil, nil and $18,666 for the years ended December 31, 2020, 2021 and 2022, respectively.